INVENTORIES (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 1,801,628		$ 2,084,050
Work-in-process	4,909,452		4,666,821
Finished goods	4,602,967		3,749,385
Total	11,314,047		10,500,256
Inventory write-down	$ 177,596	$ 5,305,701